LEASES - Narratives (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥) contract	Jun. 30, 2025 CNY (¥)
LEASES
Sublease income	¥ 75	¥ 76
Number of lease contracts | contract	11
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 3,450